Short-Term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-Term Borrowings
Secured borrowings	$ 453,000	$ 369,300
Short-Term Borrowings
Short-Term Borrowings
Secured borrowings	453,000	369,300
Unused credit lines	$ 206,483	$ 323,212
Short-Term Borrowings | Bottom of range
Short-Term Borrowings
Interest rate-secured borrowings	0.30%	0.35%
Short-Term Borrowings | Top of range
Short-Term Borrowings
Interest rate-secured borrowings	0.35%	1.78%